Long-term Debt - Schedule of Long Term Debt Footnotes (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2020 CAD ($)	Jun. 18, 2020	Jun. 17, 2020	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)
LIBOR Advances
Disclosure of detailed information about borrowings [line items]
Maximum amount available	$ 60,000,000
Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Maximum amount available	2,500,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum tax credits receivable for financing related to refundable tax credits	$ 7,500,000
Credit Facility | Canadian or US prime rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	0.00%			0.00%
Credit Facility | Canadian or US prime rate | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	0.75%	1.50%	0.75%	0.75%
Credit Facility | Bankers’ acceptances or LIBOR rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	1.00%			1.00%
Credit Facility | Bankers’ acceptances or LIBOR rates | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	2.00%	2.75%	2.00%	2.00%
Credit Facility | US base rate
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	5.50%			5.50%
Credit Facility | Canadian advance applicable margin
Disclosure of detailed information about borrowings [line items]
Percentage added to reference rate	3.95%			3.95%
USD | Credit Facility
Disclosure of detailed information about borrowings [line items]
Advance drawn amount	$ 19,764,654			$ 14,000	$ 24,749,000	$ 18,550
CAD | Credit Facility
Disclosure of detailed information about borrowings [line items]
Advance drawn amount	$ 17,850,000				$ 200,000